Long-Term Debt (Predecessor) (Tables)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Long-Term Debt [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2023	December 31, 2022
Long-term debt and other financial liabilities	64,713	43,200
Less: Deferred financing costs	(766)	(594)
Total	63,947	42,606
Less - current portion	(42,568)	(7,473)
Long-term portion	21,379	35,133

Annual Principal Payments
The annual principal payments required to be made after June 30, 2023 for all long-term debt and other financial liabilities, are as follows:

Twelve month periods ending June 30,	Amount
2024	43,040
2025	2,340
2026	2,340
2027	2,340
Thereafter	14,653
Total	64,713

United Maritime Predecessor [Member]
Long-Term Debt [Abstract]
Long-Term Debt
The amounts in the accompanying balance sheets are analyzed as follows:

	June 30, 2022	December 31, 2021
Secured loan facilities	4,950,000	5,500,000
Less: Deferred financing costs	(79,299)	(119,256)
Total	4,870,701	5,380,744
Less – current portion	(1,342,318)	(1,177,074)
Long-term portion	3,528,383	4,203,670

Annual Principal Payments
The annual principal payments required to be made after June 30, 2022, not taking into consideration the refinancing discussed in Note 12 are as follows:

Twelve month periods ended June 30,	Amount
2023	1,400,000
2024	1,400,000
2025	1,400,000
2026	750,000
Thereafter	-
Total	4,950,000